Regulatory Capital Requirements - Schedule of Risk Weighted Assets Explanatory Other (Detail)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Disclosure of financial assets [line items]
Percentage of basic capital	6.54%	6.40%
Bottom of Range [Member]
Disclosure of financial assets [line items]
Percentage of basic capital	20.00%
Top of Range [Member]
Disclosure of financial assets [line items]
Percentage of basic capital	50.00%
Percentage of voluntary loan loss allowances	1.25%